LOANS FROM FINANCIAL INSTITUTIONS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
LOANS FROM FINANCIAL INSTITUTIONS

3.	LOANS FROM FINANCIAL INSTITUTIONS

	Factoring loan	PO Financing Loan	Jan 29, 2024 Loan	April 30, 2024 Loan	September 4, 2024 Loan	December 2, 2024 Ballon Loan	December 2, 2024 Monthly Loan	Total

Opening Balance January 1, 2023	-		-					-
Change in factoring for the period	89,298							89,298
New loan advances								-
Loan repayments								-
Closing Balance December 31, 2023	89,298		-					89,298

Opening Balance January 1, 2024	89,298		-					89,298
Change in factoring for the period	647,860							647,860
New loan advances		920,041	200,000	125,000	200,000	100,000	50,000	1,595,041
Loan repayments			(258,440)	(133,599)			(6,866)	(398,905)
Interest included in repayments			58,440	39,519			3,113	101,072
Accrued interest expense					38,432	4,492		42,924
Closing Balance December 31, 2024	737,158	920,041	-	30,920	238,432	104,492	46,247	2,077,290

Opening Balance January 1, 2025	737,158	920,041	-	30,920	238,432	104,492	46,247	2,077,290
Change in factoring for the period								-
New loan advances	905,319							905,319
Loan repayments		(920,041)		(33,832)	(270,039)	(135,033)	(61,790)	(1,420,735)
Accrued interest expense				2,912	31,607	30,541	15,543	80,604
Closing Balance September 30, 2025	1,642,477	-	-	-	-	-	-	1,642,477

(a)

On January 29, 2024, the Company entered into a securities purchase agreement (the “January Purchase Agreement”) with an institutional investor pursuant to which the Company issued an unsecured promissory note in the principal amount of $230,750, with a stated maturity date of November 15, 2024. The gross proceeds to the Company from the exercise totalled approximately $195,000, prior to deducting legal and diligence expenses and agent fees/expenses. The Note’s interest of 5.48% monthly and outstanding principal shall be paid in ten consecutive monthly payments, each in the amount of $25,844 (a total payback of $258,440) commencing on February 15, 2024. The loan was fully repaid prior to December 31, 2024.

On April 30, 2024, the Company entered into a securities purchase agreement with an institutional investor where the Company issued an unsecured promissory note in the principal amount of $150,150, with a stated maturity date of February 28, 2025. The Note’s interest of 5.79% monthly and outstanding principal shall be paid in ten consecutive monthly payments commencing on May 30, 2024, each in the amount of $ $16,817 (a total payback of combined principal and interest in the amount of $168,169). The note was fully repaid during the three months ended March 31, 2025.

On September 4, 2024, the Company issued an unsecured promissory note in the principal amount of $200,000, with a stated maturity date of June 28, 2025. The note carried monthly interest of 4.49%, with a balloon payment of $175,542 made on February 28, 2025, followed by four monthly payments of $23,630.78 commencing March 28, 2025 (total repayment of $270,065). The note was fully repaid by June 30, 2025, and had no outstanding balance.

(b)	On December 2, 2024, the Company issued an unsecured promissory note in the principal amount of $100,000, with a stated maturity date of September 30, 2025. The note carries monthly interest of 4.49%, with a payment of $87,771.42 made on May 30, 2025, followed by four monthly payments of $11,815.39 commencing June 30, 2025 (total repayment of $135,033). The note was fully repaid by September 30, 2025, and had no outstanding balance.

(c)	Also on December 2, 2024, the Company issued an unsecured promissory note in the principal amount of $50,000, with a stated maturity date of September 30, 2025. The note carried monthly interest of 6.22%, with ten monthly payments of $6,865.60 commencing December 30, 2024 (total repayment of $68,656). The note was fully repaid by September 30, 2025, and had no outstanding balance.

(d)	The Company maintains a purchase order financing line of credit of $2,000,000, used to issue letters of credit to foreign contract manufacturers. As of September 30, 2025, the outstanding balance of unfunded letters of credit was $NIL. Letters of credit loans totalling $NIL (December 31, 2024-$920,041) were funded and outstanding. The December 31, 2024 letter of credit loans were fully repaid during the period. The PO financing loans are guaranteed by both the CEO and CFO of the Company.

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024